Subsequent Events (Details Narrative) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 19, 2025	Dec. 17, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events
Dividends declared per common share		$ 0.24	$ 0.94	$ 0.92
Subsequent Event [Member]
Subsequent Events
Dividends declared per common share	$ 0.24